January 26, 2016 Securities Purchase Agreement (Details) - USD ($)	Sep. 30, 2016	Aug. 08, 2016	Jul. 25, 2016	Jan. 26, 2016
January 26, 2016 Securities Purchase Agreement Details
Entered into SPA for convertible note with an accredited investor				$ 180,000
Annual interest rate on the convertible note under SPA				7.00%
Note contains an OID				$ 18,000
Related legal costs				6,000
Net proceeds received				$ 156,000
Prior to the 30th day, the redemption will be of the unpaid principal amount and accrued interest				105.00%
31st day up to and including the 60th day, the redemption will be of the unpaid principal amount and accrued interest				115.00%
61st day up to and including the 120th day, the redemption will be of the unpaid principal amount and accrued interest				135.00%
121st day up to and including the 180th day, the redemption will be of the unpaid principal amount and accrued interest				150.00%
The conversion price is equal to the lowest trading price of the Company's common stock as reported on the QTCQB for the ten prior trading days				55.00%
Agreed to reserve an initial number of shares of Common Stock for conversions under the Note				10,800,000
OID interest recorded as discount				$ 18,000
Related loan costs recorded as discount				$ 6,000
Company recognized the fair value of the embedded conversion feature as a derivative liability			$ 238,479
Value recorded as a discount to the note			167,898
Value recorded as a one day derivative loss			$ 70,581
The investor converted the principal balance into shares of restricted common stock		$ 180,000
The investor converted the accrued interest into shares of restricted common stock		$ 6,662
Shares of restricted common stock issued to the investor		9,506,619
Discount amortization of the January 26, 2016 note during the period	$ 191,898